Schedule I - Financial information of Parent Company - Statement of Shareholders' Equity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Balance	$ 88,038,371	$ 75,541,436
Issuance of ordinary shares for stock options and restricted shares		520
Transfer share premium to share capital
Exercise of share options by employees	117,632	293,654	654,055
Exercise of share options by nonemployees		175,200
Restricted shares issued		20	14
Share-based compensation	5,575,877	6,056,033	4,698,953
Net income (loss)	(1,678,813)	22,482,416	(7,167,849)
Balance	86,164,684	88,038,371	75,541,436
Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	$ 56,856,000	$ 56,386,606	$ 14,353
Balance, shares	118,098,018	112,417,933	111,145,633
Issuance of ordinary shares for stock options and restricted shares		$ 520
Issuance of ordinary shares for stock options and restricted shares, shares		4,000,000
Transfer share premium to share capital			$ 55,718,184
Exercise of share options by employees	$ 117,632	$ 293,654	$ 654,055
Exercise of share options by employees, shares		435,000	1,164,300
Exercise of share options by nonemployees		$ 175,200
Exercise of share options by nonemployees, Shares		1,095,000
Restricted shares issued		$ 20	$ 14
Restricted shares issued, Shares		150,085	108,000
Share-based compensation
Balance		$ 56,856,000	$ 56,386,606
Balance, shares	118,098,018	118,098,018	112,417,933
Additional paid-in capital [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	$ 28,145,846	$ 24,207,606	$ 84,346,266
Issuance of ordinary shares for stock options and restricted shares
Transfer share premium to share capital			(55,718,184)
Exercise of share options by employees
Exercise of share options by nonemployees
Restricted shares issued
Share-based compensation	4,413,811	5,331,748	4,540,257
Balance		28,145,846	24,207,606
Accumulated other comprehensive income (loss) [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	8,597,295	12,064,338	12,285,615
Issuance of ordinary shares for stock options and restricted shares
Transfer share premium to share capital
Exercise of share options by employees
Exercise of share options by nonemployees
Restricted shares issued
Share-based compensation
Balance		8,597,295	12,064,338
Retained earnings (deficits) [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	(5,560,770)	(28,043,186)	(20,875,337)
Issuance of ordinary shares for stock options and restricted shares
Transfer share premium to share capital
Exercise of share options by employees
Exercise of share options by nonemployees
Restricted shares issued
Share-based compensation
Balance		(5,560,770)	(28,043,186)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	88,038,371	64,615,364	75,770,897
Issuance of ordinary shares for stock options and restricted shares		520
Transfer share premium to share capital
Exercise of share options by employees	117,632	293,654	654,055
Exercise of share options by nonemployees		175,200
Restricted shares issued		20	14
Share-based compensation	2,382,934	3,812,733	4,132,182
Equity pick up from compensation of VIE's subsidiaries	2,030,877	1,519,015	408,075
Changes in controlling ownership interest	(382,665)	(1,393,508)
Business restructure			(8,960,940)
Foreign currency translation adjustment	(4,343,652)	(3,467,043)	(221,070)
Net income (loss)	(1,678,813)	22,482,416	(7,167,849)
Balance	86,164,684	88,038,371	64,615,364
Parent Company [Member] | Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	$ 56,856,000	$ 56,386,606	$ 14,353
Balance, shares	118,098,018	112,417,933	111,145,633
Issuance of ordinary shares for stock options and restricted shares		$ 520
Issuance of ordinary shares for stock options and restricted shares, shares		4,000,000
Transfer share premium to share capital			$ 55,718,184
Transfer share premium to share capital, Shares
Exercise of share options by employees	$ 117,632	$ 293,654	$ 654,055
Exercise of share options by employees, shares		435,000	1,164,300
Exercise of share options by nonemployees		$ 175,200
Exercise of share options by nonemployees, Shares		1,095,000
Restricted shares issued		$ 20	$ 14
Restricted shares issued, Shares		150,085	108,000
Share-based compensation
Share-based compensation, Shares
Equity pick up from compensation of VIE's subsidiaries
Changes in controlling ownership interest
Foreign currency translation adjustment
Net income (loss)
Balance	$ 56,973,632	$ 56,856,000	$ 56,386,606
Balance, shares	118,098,018	118,098,018	112,417,933
Parent Company [Member] | Additional paid-in capital [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	$ 28,145,846	$ 24,207,606	$ 84,346,266
Issuance of ordinary shares for stock options and restricted shares
Issuance of ordinary shares for stock options and restricted shares, shares
Transfer share premium to share capital			(55,718,184)
Exercise of share options by employees
Exercise of share options by nonemployees
Restricted shares issued
Share-based compensation	2,382,934	3,812,733	4,132,182
Equity pick up from compensation of VIE's subsidiaries	2,030,877	1,519,015	408,075
Changes in controlling ownership interest	(382,665)	(1,393,508)
Business restructure			(8,960,940)
Foreign currency translation adjustment			207
Net income (loss)
Balance	32,176,992	28,145,846	24,207,606
Parent Company [Member] | Accumulated other comprehensive income (loss) [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	8,597,295	12,064,338	12,285,615
Issuance of ordinary shares for stock options and restricted shares
Issuance of ordinary shares for stock options and restricted shares, shares
Transfer share premium to share capital
Exercise of share options by employees
Exercise of share options by nonemployees
Exercise of share options by nonemployees, Shares
Restricted shares issued
Restricted shares issued, Shares
Share-based compensation
Equity pick up from compensation of VIE's subsidiaries
Changes in controlling ownership interest
Business restructure
Foreign currency translation adjustment	(4,343,652)	(3,467,043)	(221,277)
Balance	4,253,643	8,597,295	12,064,338
Parent Company [Member] | Retained earnings (deficits) [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	(5,560,770)	(28,043,186)	(20,875,337)
Issuance of ordinary shares for stock options and restricted shares
Issuance of ordinary shares for stock options and restricted shares, shares
Transfer share premium to share capital
Exercise of share options by employees
Exercise of share options by nonemployees
Restricted shares issued
Business restructure
Foreign currency translation adjustment
Net income (loss)	(1,678,813)	22,482,416	(7,167,849)
Balance	$ (7,239,583)	$ (5,560,770)	$ (28,043,186)